Bank borrowings - Other Loans - (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2020 USD ($)	Dec. 31, 2022 USD ($) entity loan	Dec. 31, 2021 USD ($)
Bank Borrowings
Outstanding balance		$ 77,833	$ 98,967
Number of QLICI loans | loan		2
Other Loans
Bank Borrowings
Outstanding balance		$ 16,857	5,877
Other Loans | France
Bank Borrowings
Principal amount	$ 5,277
Outstanding balance		2,544	$ 3,670
Interest rate (as a percent)	0.00%
Fair value of borrowings		2,959
Other Loans | Minimum | France
Bank Borrowings
Term of loan	1 year
Other Loans | Maximum | France
Bank Borrowings
Term of loan	5 years
Leveraged Loan
Bank Borrowings
Outstanding balance		$ 9,909
Term of loan		26 years
Interest rate (as a percent)		4.27%
Number of entities liquidation and dissolution | entity		2
QLICI Loan A
Bank Borrowings
Outstanding balance		$ 9,909
Term of loan		30 years
Interest rate (as a percent)		3.57%
QLICI Loan B
Bank Borrowings
Outstanding balance		$ 3,300
Term of loan		30 years
Interest rate (as a percent)		3.57%
NMTC Program
Bank Borrowings
Principal amount		$ 13,230
Amount allocated for reactivation		$ 13,230
Term of new markets tax credit program		7 years
Globe Metallurgical Inc
Bank Borrowings
Federal grant received		$ 2,875
Globe Metallurgical Inc | NMTC Program
Bank Borrowings
Federal grant received		$ 2,875